NOTE 1. ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 1.ORGANIZATION AND BUSINESS BACKGROUND

NOTE 1. ORGANIZATION AND BUSINESS BACKGROUND

Brazil Interactive Media Inc. (the “Company” or “BIMI”) was incorporated in the State of Delaware on September 11, 2012.  The principal activity of BIMI at that time was seeking and consummating a merger or acquisition opportunity with EsoTV Brasil Trade Promotion and Advertising License Ltda. (“ESOTV”), a corporation organized under the laws of Federative Republic of Brazil (“Brazil”).

On November 28, 2012, the Company entered into a Plan of Exchange agreement (the “Plan of Exchange”) between and among the Company and Jose Percival Palesel, the sole owner of ESOTV. By this agreement, BIMI was transferred all issued and outstanding shares of EsoTV (100,000 "quotas") from Palesel in exchange for the founder's shares of BIMI issued on November 28, 2012.  As a result of the agreement, Palesel received an 88.5% stake in BIMI via his U.S.A. LLC Brazil Interactive Holdings, Brazilian Investment Group, LLC received a 5.5% stake, and Themistocles Psomiadis received a 6% stake. By means of an assignment agreement dated December 6, 2012, Palesel transferred his ownership of Brazil Interactive Holdings, LLC to Andrea Villas Boas.

The stock exchange transaction was accounted for as a reverse acquisition and recapitalization of the Company whereby ESOTV was deemed to be the accounting acquirer (legal acquiree) and the Company to be the accounting acquiree (legal acquirer).  The accompanying consolidated financial statements are in substance those of ESOTV, with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of stock exchange transaction.  The Company is deemed to be a continuation of the business of ESOTV.  Accordingly, the accompanying consolidated financial statements include the following:

(1)	The balance sheet consists of the net assets of the accounting acquirer at historical cost and the net assets of the accounting acquiree at historical cost;

(2)	The financial position, results of operations, and cash flows of the accounting acquirer for all periods presented as if the recapitalization had occurred at the beginning of the earliest period presented and the operations of the accounting acquiree from the date of stock exchange transaction.

Brazil Interactive Media, Inc. and ESOTV are hereinafter referred to as (the “Company”).

ESOTV started operation in June 2011.